Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET

	Computer software
	2022	2021
	US$ in millions
Cost
At January 1	$157	$141
Additions	14	16
Disposals	(1)	—
At December 31	$170	$157

Accumulated amortization
At January 1	$(119)	$(100)
Amortization	(20)	(19)
Disposals	1	—
Exchange difference	(1)	—
At December 31	$(139)	$(119)

Carrying amount
At December 31	$31	$38

Gaming license
2022
US$ in millions
Cost
At January 1	$—
Additions	6
At December 31	$6

Accumulated amortization
At January 1	$—
Amortization	(6)
At December 31	$(6)

Carrying amount
At December 31	$—

On June 23, 2022, an extension to the Subconcession was approved and authorized by the Macao government and executed between VML and Galaxy, pursuant to which the Subconcession was extended from June 26, 2022 to December 31, 2022. 47 million patacas (approximately US$6 million at exchange rates in effect on date of transaction) was paid to the Macao government for the extension which was recognized as an intangible asset and amortized over the remaining extended term of the Subconcession during the year ended December 31, 2022.